Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	PFM Multi-Manager Series Trust
Entity Central Index Key	0001696729
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020